Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Payoneer Global Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845815
Amendment Flag	true
Amendment Description	Payoneer Global Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on August 4, 2021, which was declared effective on August 6, 2021 (as supplemented from time to time, the “Registration Statement”). This Post-Effective Amendment No. 1 to the Registration Statement (the “Post-Effective Amendment”) is being filed in order to update the disclosure set forth in the Registration Statement to reflect the filing by Payoneer Global Inc. of its annual report on Form 10-K for the fiscal year ended December 31, 2021 on March 3, 2022 and to make certain other updates.